Operating expenses (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Selling and marketing expenses:
Promotion expenses	$ 1,319,969
Union pay service charges	393,205
Employee compensation	99,514
Employee benefit expenses	18,056
Other	1,262
Selling and Marketing Expense, Total	1,832,006
General and administrative expenses:
Employee compensation	1,749,429
Employee benefit expenses	61,000
Depreciation expenses of vehicles	22,162
Other	66,519
Total General and administrative expenses	1,899,110
Operating expenses	$ 3,731,116